EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.1 - Schedule 2

Loan ID	Redaction ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXX	2175440	XXXX	C	A	C	A	A	A	A	A	Closed	XXXX	2026-06-05 15:53	2026-06-09 13:42	Resolved	1 - Information	C	A	Credit	Title	Satisfactory Chain of Title not Provided	Resolved-Received chain of title - Due Diligence Vendor-06/09/2026
Ready for Review-Document Uploaded. enclosed was in our initial loan submission... this deed shows borrower on title since XXXX  - Seller-06/08/2026
																						Open-Unsatisfactory Chain of Title provided. Missing 24 month Chain of Title - Due Diligence Vendor-06/05/2026	Ready for Review-Document Uploaded. enclosed was in our initial loan submission... this deed shows borrower on title since XXXX - Seller-06/08/2026	Resolved-Received chain of title - Due Diligence Vendor-06/09/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.42 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 704		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XXXX